UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                 Washington, D.C.  20549

                                       FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2004

Check here if Amendment [     ]; Amendment Number:
This Amendment (Check only one.):   [     ]  is a restatement.
                                    [     ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Tukman Capital Management, Inc.
Address:   60 E. Sir Francis Drake Blvd., Suite 204
           Larkspur, CA  94939

13F File Number:    28-1445

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Daniel L. Grossman
Title:       Vice President
Phone:       415-461-6833
Signature, Place, and Date of Signing:

/s/ Daniel L. Grossman        Larkspur, California        May 12, 2004


Report Type (Check only one.):

[ X ]        13F HOLDINGS REPORT.

[   ]        13F NOTICE.

[   ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:    16

Form 13F Information Table Value Total:    $9,845,772 (K)

List of Other Included Managers:           None

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
NAME OF ISSUER         TITLE OF CLASS             CUSIP   VALUE(K) SH/P AMT S/P P/C  INV DSC   MANAGERS    SOLE    SHARED    NONE
AMERICAN INTL GROUP INC        COMMON           026874107   848111 11886635 SH       SOLE                        0  6560967  5325668
ANHEUSER BUSCH COS INC         COMMON           035229103   501252  9828467 SH       SOLE                        0  5357464  4471003
AUTOMATIC DATA PROCESSIN       COMMON           053015103   529401 12604797 SH       SOLE                        0  6994200  5610597
DISNEY WALT CO                 COM DISNEY       254687106   372269 14896732 SH       SOLE                        0  8295454  6601278
FEDERAL NATL MTG ASSN          COMMON           313586109   611743  8227879 SH       SOLE                        0  4573773  3654106
GANNETT INC                    COMMON           364730101   950179 10780340 SH       SOLE                        0  6016514  4763826
GENERAL ELEC CO                COMMON           369604103   626051 20512826 SH       SOLE                        0 11181008  9331818
GOLDMAN SACHS GROUP INC        COMMON           38141G104   456652  4376159 SH       SOLE                        0  2432700  1943459
INTERNATIONAL BUSINESS M       COMMON           459200101   523881  5704283 SH       SOLE                        0  3230258  2474025
JOHNSON & JOHNSON              COMMON           478160104   466357  9194730 SH       SOLE                        0  4955400  4239330
MERCK & CO INC                 COMMON           589331107   170609  3860800 SH       SOLE                        0  2047000  1813800
PEPSICO INC                    COMMON           713448108   724184 13448179 SH       SOLE                        0  7412535  6035644
PFIZER INC                     COMMON           717081103   621540 17732947 SH       SOLE                        0  9812200  7920747
PROCTER & GAMBLE CO            COMMON           742718109   695952  6635701 SH       SOLE                        0  3647855  2987846
WAL MART STORES INC            COMMON           931142103   799729 13398037 SH       SOLE                        0  7371041  6026996
WELLS FARGO & CO NEW           COMMON           949746101   947862 16725995 SH       SOLE                        0  9259618  7466377